iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .7%
Huntington Ingalls Industries, Inc. .............. 73 $ 17,303
L3Harris Technologies, Inc. .................. 88 16,791
RTX Corp. ............................. 383 31,207
65,301
a
Air Freight & Logistics  —  1 .5%
CH Robinson Worldwide, Inc. ................ 140 11,487
Expeditors International of Washington, Inc. ....... 183 22,022
FedEx Corp. ............................ 37 9,577
United Parcel Service, Inc. , Class B ............ 106 16,071
59,157
a
Automobiles  —  0 .1%
Rivian Automotive, Inc. , Class A
(a)
.............. 228 3,821
a
Banks  —  5 .4%
Bank of America Corp. ..................... 1,364 41,588
Citigroup, Inc. ........................... 478 22,036
Huntington Bancshares, Inc. ................. 783 8,817
JPMorgan Chase & Co. .................... 583 90,995
PNC Financial Services Group, Inc. (The) ........ 140 18,754
Regions Financial Corp. .................... 559 9,324
Truist Financial Corp. ...................... 187 6,010
U.S. Bancorp ........................... 204 7,776
Wells Fargo & Co. ........................ 128 5,708
211,008
a
Beverages  —  3 .9%
Coca-Cola Co. (The) ...................... 1,209 70,654
Keurig Dr Pepper, Inc. ..................... 342 10,797
Molson Coors Beverage Co. , Class B ........... 174 10,708
PepsiCo, Inc. ........................... 367 61,762
153,921
a
Biotechnology  —  3 .5%
AbbVie, Inc. ............................ 273 38,873
Amgen, Inc. ............................ 130 35,053
Biogen, Inc.
(b)
........................... 42 9,831
Exact Sciences Corp.
(b)
..................... 57 3,648
Gilead Sciences, Inc. ...................... 509 38,990
Regeneron Pharmaceuticals, Inc.
(b)
............. 14 11,533
137,928
a
Building Products  —  2 .2%
Allegion PLC ............................ 41 4,350
Builders FirstSource, Inc. ................... 29 3,889
Carrier Global Corp. ....................... 282 14,653
Fortune Brands Innovations, Inc. .............. 189 12,933
Johnson Controls International PLC ............ 207 10,930
Owens Corning .......................... 59 7,999
Trane Technologies PLC .................... 140 31,557
86,311
a
Capital Markets  —  5 .0%
Ameriprise Financial, Inc. ................... 11 3,889
Bank of New York Mellon Corp. (The) ........... 418 20,198
BlackRock, Inc.
(c)
......................... 25 18,781
Cboe Global Markets, Inc. ................... 31 5,648
Charles Schwab Corp. (The) ................. 220 13,490
CME Group, Inc. , Class A ................... 18 3,931
Goldman Sachs Group, Inc. (The) ............. 86 29,372
Intercontinental Exchange, Inc. ............... 69 7,855
Morgan Stanley .......................... 405 32,133
Nasdaq, Inc. ............................ 222 12,396
Security Shares Value
a
Capital Markets (continued)
Northern Trust Corp. ....................... 51 $ 4,042
S&P Global, Inc. ......................... 82 34,098
State Street Corp. ........................ 137 9,976
195,809
a
Chemicals  —  3 .0%
Dow, Inc. .............................. 271 14,024
DuPont de Nemours, Inc. ................... 73 5,222
Ecolab, Inc. ............................ 138 26,459
International Flavors & Fragrances, Inc. .......... 94 7,086
Linde PLC ............................. 87 35,998
LyondellBasell Industries NV , Class A ........... 135 12,839
PPG Industries, Inc. ....................... 101 14,341
115,969
a
Communications Equipment  —  1 .2%
Cisco Systems, Inc. ....................... 896 43,349
Juniper Networks, Inc. ..................... 143 4,068
47,417
a
Construction Materials  —  0 .2%
Martin Marietta Materials, Inc. ................ 15 6,969
a
Consumer Finance  —  1 .5%
American Express Co. ..................... 171 29,202
Capital One Financial Corp. .................. 40 4,466
Discover Financial Services .................. 137 12,741
Synchrony Financial ....................... 369 11,941
58,350
a
Consumer Staples Distribution & Retail  —  0 .9%
Dollar Tree, Inc.
(b)
......................... 33 4,078
Kroger Co. (The) ......................... 301 13,325
Target Corp. ............................ 133 17,797
35,200
a
Containers & Packaging  —  0 .6%
Amcor PLC ............................. 488 4,626
Avery Dennison Corp. ...................... 48 9,336
Ball Corp. .............................. 78 4,313
International Paper Co. ..................... 145 5,356
23,631
a
Distributors  —  0 .5%
LKQ Corp. ............................. 412 18,346
a
Diversified Telecommunication Services  —  1 .3%
AT&T, Inc. .............................. 967 16,023
Verizon Communications, Inc. ................ 907 34,765
50,788
a
Electric Utilities  —  1 .8%
Constellation Energy Corp. .................. 32 3,873
Eversource Energy ....................... 341 20,259
Exelon Corp. ............................ 515 19,833
NextEra Energy, Inc. ...................... 484 28,319
72,284
a
Electrical Equipment  —  0 .6%
Eaton Corp. PLC ......................... 69 15,711
Rockwell Automation, Inc. ................... 24 6,610
22,321
a

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electronic Equipment, Instruments & Components  —  0 .5%
Keysight Technologies, Inc.
(b)
................. 88 $ 11,958
Trimble, Inc. ............................ 146 6,775
18,733
a
Energy Equipment & Services  —  0 .2%
Baker Hughes Co. , Class A .................. 288 9,720
a
Entertainment  —  1 .3%
Electronic Arts, Inc. ....................... 106 14,629
Walt Disney Co. (The)
(b)
.................... 399 36,983
51,612
a
Financial Services  —  1 .7%
Berkshire Hathaway, Inc. , Class B
(b)
............ 116 41,760
Fidelity National Information Services, Inc. ........ 187 10,966
Fiserv, Inc.
(b)
............................ 112 14,628
67,354
a
Food Products  —  2 .8%
Archer-Daniels-Midland Co. .................. 181 13,345
Bunge Global SA ......................... 148 16,261
Campbell Soup Co. ....................... 96 3,857
Conagra Brands, Inc. ...................... 153 4,328
General Mills, Inc. ........................ 387 24,636
Hormel Foods Corp. ....................... 120 3,671
Kellanova .............................. 481 25,272
Kraft Heinz Co. (The) ...................... 299 10,498
McCormick & Co., Inc. , NVS ................. 75 4,862
Mondelez International, Inc. , Class A ............ 74 5,259
111,989
a
Ground Transportation  —  0 .5%
CSX Corp. ............................. 205 6,622
JB Hunt Transport Services, Inc. .............. 44 8,152
Norfolk Southern Corp. ..................... 20 4,363
19,137
a
Health Care Equipment & Supplies  —  2 .0%
Abbott Laboratories ....................... 156 16,269
Becton Dickinson & Co. .................... 33 7,794
Medtronic PLC .......................... 51 4,043
ResMed, Inc. ........................... 25 3,943
STERIS PLC ............................ 89 17,884
Teleflex, Inc. ............................ 30 6,771
Zimmer Biomet Holdings, Inc. ................ 182 21,168
77,872
a
Health Care Providers & Services  —  5 .7%
Cencora, Inc. ........................... 103 20,947
Centene Corp.
(b)
......................... 53 3,905
Cigna Group (The) ........................ 95 24,973
CVS Health Corp. ........................ 184 12,503
HCA Healthcare, Inc. ...................... 42 10,520
Humana, Inc. ........................... 23 11,152
Laboratory Corp. of America Holdings ........... 55 11,930
Quest Diagnostics, Inc. ..................... 79 10,841
UnitedHealth Group, Inc. .................... 213 117,783
224,554
a
Health Care REITs  —  0 .5%
Ventas, Inc. ............................ 86 3,942
Welltower, Inc. ........................... 199 17,731
21,673
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 220 3,843
a
Security Shares Value
a
Hotels, Restaurants & Leisure  —  1 .1%
McDonald's Corp. ........................ 115 $ 32,412
Vail Resorts, Inc. ......................... 43 9,344
41,756
a
Household Durables  —  0 .2%
DR Horton, Inc. .......................... 49 6,256
a
Household Products  —  2 .8%
Church & Dwight Co., Inc. ................... 119 11,499
Clorox Co. (The) ......................... 42 6,021
Kimberly-Clark Corp. ...................... 163 20,168
Procter & Gamble Co. (The) ................. 482 73,996
111,684
a
Industrial Conglomerates  —  1 .4%
3M Co. ................................ 233 23,083
Honeywell International, Inc. ................. 161 31,543
54,626
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 166 19,078
a
Insurance  —  3 .3%
Allstate Corp. (The) ....................... 38 5,239
Assurant, Inc. ........................... 29 4,872
Chubb Ltd. ............................. 47 10,783
Hartford Financial Services Group, Inc. (The) ...... 110 8,598
Marsh & McLennan Companies, Inc. ............ 103 20,540
MetLife, Inc. ............................ 271 17,244
Prudential Financial, Inc. .................... 388 37,939
Travelers Companies, Inc. (The) ............... 124 22,397
Willis Towers Watson PLC ................... 13 3,202
130,814
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 86 28,650
Akamai Technologies, Inc.
(b)
.................. 45 5,199
International Business Machines Corp. .......... 270 42,811
Twilio, Inc. , Class A ....................... 61 3,946
80,606
a
Leisure Products  —  0 .2%
Hasbro, Inc. ............................ 168 7,797
a
Life Sciences Tools & Services  —  1 .9%
Agilent Technologies, Inc. ................... 77 9,841
Avantor, Inc. ............................ 301 6,375
Danaher Corp. .......................... 153 34,166
Thermo Fisher Scientific, Inc. ................. 50 24,788
75,170
a
Machinery  —  3 .7%
Caterpillar, Inc. .......................... 91 22,816
CNH Industrial N.V. ....................... 1,107 11,889
Cummins, Inc. ........................... 88 19,726
Deere & Co. ............................ 29 10,568
Dover Corp. ............................ 76 10,728
Fortive Corp. ............................ 101 6,967
Graco, Inc. ............................. 56 4,524
IDEX Corp. ............................. 38 7,664
Illinois Tool Works, Inc. ..................... 16 3,875
Ingersoll Rand, Inc. ....................... 130 9,286
Pentair PLC ............................ 347 22,395
Xylem, Inc. ............................. 143 15,034
145,472
a

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Media  —  0 .9%
Comcast Corp. , Class A .................... 614 $ 25,721
Fox Corp. , Class B ........................ 145 4,011
Interpublic Group of Companies, Inc. (The) ....... 187 5,748
35,480
a
Metals & Mining  —  0 .8%
Freeport-McMoRan, Inc. .................... 174 6,494
Newmont Corp. .......................... 284 11,414
Nucor Corp. ............................ 63 10,708
Steel Dynamics, Inc. ....................... 40 4,765
33,381
a
Multi-Utilities  —  1 .8%
CMS Energy Corp. ........................ 271 15,382
Consolidated Edison, Inc. ................... 183 16,490
Public Service Enterprise Group, Inc. ........... 652 40,704
72,576
a
Office REITs  —  0 .1%
Boston Properties, Inc. ..................... 70 3,985
a
Oil, Gas & Consumable Fuels  —  7 .3%
Chevron Corp. ........................... 379 54,424
ConocoPhillips .......................... 348 40,218
Diamondback Energy, Inc. ................... 25 3,860
EOG Resources, Inc. ...................... 41 5,046
EQT Corp. ............................. 130 5,195
Exxon Mobil Corp. ........................ 578 59,384
Kinder Morgan, Inc. , Class P ................. 1,194 20,979
Marathon Petroleum Corp. .................. 37 5,520
Occidental Petroleum Corp. .................. 117 6,920
ONEOK, Inc. ............................ 335 23,065
Ovintiv, Inc. ............................. 307 13,612
Phillips 66 .............................. 129 16,627
Pioneer Natural Resources Co. ............... 79 18,300
Valero Energy Corp. ....................... 68 8,524
Williams Companies, Inc. (The) ............... 162 5,960
287,634
a
Pharmaceuticals  —  4 .4%
Bristol-Myers Squibb Co. .................... 414 20,443
Johnson & Johnson ....................... 441 68,205
Merck & Co., Inc. ......................... 516 52,880
Pfizer, Inc. ............................. 1,062 32,359
173,887
a
Professional Services  —  0 .8%
Broadridge Financial Solutions, Inc. ............ 84 16,281
Leidos Holdings, Inc. ...................... 41 4,400
Paychex, Inc. ........................... 43 5,245
Robert Half, Inc. ......................... 47 3,853
29,779
a
Residential REITs  —  0 .2%
AvalonBay Communities, Inc. ................ 39 6,745
a
Retail REITs  —  0 .1%
Regency Centers Corp. .................... 62 3,892
a
Semiconductors & Semiconductor Equipment  —  6 .7%
Broadcom, Inc. .......................... 74 68,504
First Solar, Inc. .......................... 24 3,787
Intel Corp. ............................. 986 44,074
Lam Research Corp. ...................... 40 28,637
Marvell Technology, Inc. .................... 194 10,812
Micron Technology, Inc. ..................... 186 14,158
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV ................... 94 $ 19,183
QUALCOMM, Inc. ........................ 173 22,326
Texas Instruments, Inc. ..................... 332 50,700
262,181
a
Software  —  1 .0%
Aspen Technology, Inc. ..................... 21 3,953
Gen Digital, Inc. .......................... 315 6,955
Oracle Corp. ............................ 232 26,961
37,869
a
Specialized REITs  —  2 .4%
American Tower Corp. ..................... 105 21,922
Crown Castle, Inc. ........................ 257 30,141
Digital Realty Trust, Inc. .................... 103 14,294
Iron Mountain, Inc. ........................ 212 13,600
Weyerhaeuser Co. ........................ 418 13,104
93,061
a
Specialty Retail  —  3 .6%
Best Buy Co., Inc. ........................ 171 12,131
CarMax, Inc.
(b)
........................... 59 3,772
Home Depot, Inc. (The) .................... 248 77,746
Lowe's Companies, Inc. .................... 137 27,240
TJX Companies, Inc. (The) .................. 143 12,600
Tractor Supply Co. ........................ 41 8,323
141,812
a
Technology Hardware, Storage & Peripherals  —  0 .8%
Dell Technologies, Inc. , Class C ............... 53 4,021
Hewlett Packard Enterprise Co. ............... 1,129 19,092
HP, Inc. ............................... 173 5,076
Western Digital Corp.
(b)
..................... 91 4,396
32,585
a
Trading Companies & Distributors  —  0 .8%
Ferguson PLC ........................... 143 24,502
United Rentals, Inc. ....................... 14 6,664
31,166
a
Water Utilities  —  0 .5%
American Water Works Co., Inc. ............... 74 9,756
Essential Utilities, Inc. ...................... 311 11,075
20,831
a
Total Long-Term Investments — 99.6%
(Cost: $ 3,955,983 ) .................................. 3,911,141
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 3,230 3,231
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.34%
(c) (d)
............................ 11,047 11,047
a
Total Short-Term Securities — 0.4%
(Cost: $ 14,278 ) .................................... 14,278
Total Investments — 100.0%
(Cost: $ 3,970,261 ) .................................. 3,925,419
Other Assets Less Liabilities — 0 .0% ..................... 1,683
Net Assets — 100.0% ................................. $ 3,927,102

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
ESG Aware MSCI USA Value ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/23
  Shares Held
at 11/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 4,259  $ —  $ (1,027)
(a)
$ (1) $ —  $ 3,231  3,230  $ 2
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 4,698  6,349
(a)
—  —  —  11,047  11,047  122  —
BlackRock, Inc. .. 18,214  —  (647) (112) 1,326  18,781  25  130  —
$ (113) $ 1,326
$ 33,059
$ 254  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ............................................................... 1 12/15/23 $ 9 $ (168)

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,911,141 $ — $ — $ 3,911,141
Short-Term Securities
Money Market Funds ...................................... 14,278 — — 14,278
$ 3,925,419 $ — $ — $ 3,925,419
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (168) $ — $ — $ (168)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)